INCOME TAXES (BENEFIT) - Movement in the valuation allowance for deferred tax assets and operating loss carryforwards (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Movement in the valuation allowance for deferred tax assets
Balance at beginning of year	¥ 132,874	¥ 88,870	¥ 57,324
Additions	50,528	61,670	48,931
Deductions	(1,683)	(17,666)	(17,385)
Balance at end of year	181,719	¥ 132,874	¥ 88,870
Taiwanese subsidiaries
Movement in the valuation allowance for deferred tax assets
Operating loss carryforwards	318,557
U.S. subsidiaries
Movement in the valuation allowance for deferred tax assets
Operating loss carryforwards	1,024,402
Domestic subsidiaries
Movement in the valuation allowance for deferred tax assets
Operating loss carryforwards	¥ 224,778